Accounts Receivable, Net (Details) - Schedule of accounts receivable	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,944,942	$ 1,012,107	$ 10,290,721
Less: Provision for doubtful accounts	(241,959)	(30,823)	(189,016)
Accounts receivable, net	$ 7,702,983	$ 981,284	$ 10,101,705